Liabilities arising from insurance contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities Arising From Insurance Contracts [Line Items]
Unearned premiums	$ 2,180	$ 889
Claims incurred but not reported reserve	339	82
Total	2,519	971
Gross
Liabilities Arising From Insurance Contracts [Line Items]
Unearned premiums	10,903	4,445
Claims incurred but not reported reserve	1,693	82
Total	12,596	4,527
Reinsurance
Liabilities Arising From Insurance Contracts [Line Items]
Unearned premiums	(8,723)	(3,556)
Claims incurred but not reported reserve	(1,354)
Total	$ (10,077)	$ (3,556)